Exhibit 99.2

BINOM 2022-INV1

Wipro Opus Risk Solutions, LLC

Executive Narrative

December 13, 2022

Performed by

Wipro Opus Risk Solutions, LLC

For

Podium Mortgage Capital, LLC, A Blackstone Portfolio Company

This report summarizes the results of a due diligence review performed on a pool of 194 loans provided by Churchill Finance LLC d/b/a Churchill Real Estate (“Client”) who provided Wipro Opus Risk Solutions, LLC (“Consultant” or “Opus”) with a data tape, which represented a 100% sample, and loaded into the Paragon® underwriting software. Consultant performed a detailed credit, compliance and value review on all loans. The loans were subsequently purchased by Podium Mortgage Capital, LLC, A Blackstone Portfolio Company (“Recipient”) under reliance from the Client.

As detailed herein, the 194 loans were DSCR loans and are re-underwritten in accordance with the lender guidelines for DSCR loans in terms of Exhibit A. The review started on 03/21/2022 and ended on 03/31/2022.

Opus was established in 2005. Opus was acquired in January 2014 by Wipro Ltd, a global information technology, consulting, and outsourcing company.

EXHIBIT A

1.	Credit Qualification

A re-underwriting review will be conducted in order to verify that the requisite underwriting guidelines as specified by Client (the “Underwriting Guidelines”) are met. Confirmation of the loan terms will be performed through recalculation and review of documentation contained in the loan file provided to the Consultant. The Credit Qualification review guidelines will consist of the following:

1.1.	Borrower Underwriting:
1.1.1.	Borrower Liquidity

Review and confirm borrower’s liquidity position adheres to Underwriting Guidelines.

1.1.2.	Credit / Background Check

Review and confirm each guarantor and/or owner of the borrowing entity requirements meet Underwriting Guidelines, including OFAC.

1.1.3.	Property management questionnaire

Review the questionnaire to confirm management experience meets Underwriting Guidelines.

1.1.4.	Borrowing Entity

Confirm the entity is in good standing and duly formed (if applicable documents are in the file). Verify the individual signing on behalf of the organization has the authority to bind the entity (if applicable documents are in the file).

1.2.	Loan-to-Value (LTV)/Loan-to-Cost (LTC) Limits

Confirm the LTV/LTC meets Underwriting Guidelines per Underwriting Guidelines.

1.3.	Permitted Loan Terms

Confirm the loan terms are eligible per the Underwriting Guidelines.

1.4.	Property Requirements and Market Requirements

Confirm the loan Property and Market Requirements are eligible per the Underwriting Guidelines.

1.5	DSCR—ensure components of Debt Service Coverage Ratio are identified correctly
1.5.1	Recalculation of DSCR
1.6.	Title Insurance Requirements are met per Guidelines only as follows

Confirm Loss payee language must be present and required insurance policies and coverage amounts meet the Underwriting Guidelines.

1.7.	Condominium Eligibility

Confirm Condo Master Policy is present and meets the Underwriting Guidelines

1.8.	Property Insurance

Confirm each mortgaged property has a policy in place and proper coverage amount in adherence to the Underwriting Guidelines.

1.9.	Preliminary/Commitment Title:

Review and confirm first lien holder position, validate no loan file discrepancies, delinquent taxes, and/or additional liens at time of consummation.

2.	Document Review

Verify that each loan file contains the following material documentation and that each document is complete and accurate in all material respects.

2.1.	Loan Application

Verify the presence and completeness of the loan application. Leases, market rent addendum, and 12-month operating history

2.2.	Business Purpose Certification/Affidavit

Verify the presence and completeness of the Business Purpose Certification / Affidavit.

2.3.	Credit Report / Background Check

Verify the presence of a credit report for each borrower and a background check to the Underwriting Guidelines. Confirm that the credit report was pulled within the timing requirements allowable per the Underwriting Guidelines.

2.4.	Proof of Liquidity / Assets

Confirm the presence of adequate asset documentation to comply with the Underwriting Guidelines and investor overlay requirements for closing funds, reserves and borrower liquidity.

2.5.	Proof of Insurance

Verify the presence of insurance certificates for mortgage, hazard and flood insurance on an as needed basis depending upon the specifics of the loan. Confirm that adequate coverage is present to meet the requirements of the Underwriting Guidelines.

2.6.	Property Valuation

Verify that each loan file contains adequate appraisal and other third-party valuation tools to satisfy the minimum required documentation under the Underwriting Guidelines. Confirm that market rent addendum is included in appraisal

2.7.	Collateral Documentation

Confirm the presence, completeness, and proper vesting of required collateral documentation including note, allonge, mortgage/deed of trust, riders, subordination agreements, assignments, purchase and sale agreements, guaranty, settlement statements and title policies.

2.8.	Borrower Rehabilitation Budget (if applicable)

If property rehabilitation is contemplated, validate the presence and completeness of the Borrower Rehabilitation Budget

2.9.	P&S Agreement or Trustee Receipt (if applicable)

Confirm presence of P&S Agreement or Trustee Receipt if property was acquired in the previous 90 days.

2.10.	Operating Agreement / Partnership Agreement / Bylaws (if applicable)

Confirm presence of Operating Agreement / Partnership Agreement / Bylaws.

2.11.	Certificate of good standing from state of organization (if applicable)

Confirm presence of Certificate of good standing from state of organization if property located in state other than state of domicile; if entity formed >30 days, hard copy; if formed <30 days, hard copy within 30 days post-closing.

2.12.	Completed condominium questionnaire (if applicable)

Confirm presence of completed condominium questionnaire if collateral is part of condominium association.

2.13.	Copy of the condominium master insurance policy/certificate (if applicable)

Confirm presence of the condominium master insurance policy/certificate if collateral is part of condominium association.

2.14.	Other Documents (if applicable)

Confirm presence of inspection reports, explanation letters, etc. as applicable.

2.15.	Flood Certificate

Confirm presence of Flood Certificate

2.16.	Flood Insurance (if applicable)

Confirm presence of Flood Insurance if applicable.

2.17	HUD-1/Closing Statement

Confirm presence of HUD-1 or Closing Statement

2.18	Property Management Questionnaire

Confirm presence of Property Management Questionnaire

2.19	Guaranty

Confirm presence of Guaranty

3.	Misrepresentation and Third Party Product Review

Validate that fraud reports and independent third party property valuations reports are in the file. The review will consist of the following: 3.1 Misrepresentation Review

Review on each loan to identify potential misrepresentations of income, employment, identity, occupancy, transaction and appraisal misrepresentation or other areas of potential misrepresentation. The Misrepresentation may include the following:

3.1.1	Signatures

Validate signature consistency across documents. To the extent imaged or hard copy files are provided, Consultant will utilize reasonable efforts to validate the consistency of signatures across documents.

3.1.2	Alerts

Assess credit report alerts for accuracy and potential issues.

3.1.3	Social Security Numbers

Compare SSN(s) across all file documents.

3.1.4	Document Integrity

Review for apparent alterations to loan documents. To the extent imaged or hard copy files are provided, Consultant will utilize reasonable review of alterations to the loan documents.

3.1.5	Data Consistency

Review the documents contained in the loan file for consistency of data.

3.1.6	Third Party Fraud Tools

To the extent a third party fraud tool is contained in the loan file, the Consultant will ensure high level or critical warnings are reviewed and addressed.

3.2	Independent Third Party Values

Review each loan to determine whether a third party valuation product was required and if required, that the third party product value was compared to the original appraised value to identify a value variance and apply the appropriate rating agency grade after reviewing the required valuation products.

3.2.1	For loans seasoned less than 12 months a retroactive desk review will generally be ordered. If the retroactive desk review supports the origination appraised value within a 10% variance no additional products will be required. If the retroactive desk review does not support the original appraised value within a 10% variance, a secondary valuation product such as a field review or drive-by appraisal will be required. If the loan is seasoned more than 12 months generally a BPO can be ordered. The seasoning and products can be adjusted to meet specific rating agency requirements.
3.2.2	Consultant will also perform the following steps
3.2.2.1	Based on review of the original appraisal
3.2.2.1.1	Property is complete
3.2.2.1.2	Value is based on as-is condition
3.2.2.1.3	Property is described as average or better condition
3.2.2.1.4	No apparent appraiser independence violation statements
3.2.2.1.5	Appraisal addresses any adverse comments
3.2.2.2	Appraisal is completed on appropriate GSE Form
3.2.2.2.1	Appraisal contains required attachments
3.2.2.3	Appraiser was appropriately licensed at the time the appraisal was signed
3.2.3	If the valuation vendor des not supply the updated valuation product directly to the Consultant, the Client will authorize the valuation vendor to issue an attestation with sufficient information for the Consultant to determine the correct valuation product was utilized to verify the accuracy of the origination appraisal.
3.2.4	Value Review Disclaimer
3.2.4.1	The individuals performing the above procedures are not person providing valuations for the purpose of the Uniform Standards of Professional Appraisal Practice (“USPAP”) or necessarily licensed as appraiser under Federal or State law, and the services being performed do not constitute appraisal reviews for the purposes of USPAP or Federal or State law.
3.2.4.2	Opus makes no representation or warranty as to the value of the mortgaged property, notwithstanding that Opus may have reviewed the valuation information for reasonableness.

3.2.4.3	Opus is not an Appraisal Management Company (“AMC”) and therefore does not opine on the actual value of the underlying property.
3.2.4.4	Opus is not a creditor within the meaning of the Equal Credit Opportunity Act (“ECOA”) or other lending laws and regulations, and therefore opus will not have and communications with or responsibility to any individual concerning property valuations.
3.3	Title Reports
3.3.1	If the loan is season over 24 months Consultant will facilitate the ordering of title reports. Consultant and client agree the vendor providing the title reports will be responsible for issuing a separate 15E.
3.3.2	Consultant is not responsible for the accuracy of the title reports, nor makes any representations or warranties with respect to any of the information contained in the title reports.
3.4	Updated FICO Scores

If the FICO score contained in the loan file is aged more than 6 months, an updated FICO score will be required.

3.5	Properties in FEMA declared disaster zones.

If a FEMA declared disaster occurs after the inspection date on the appraisal, Consultant will review the file to determine if an exterior inspection to ensure

3.5.1	No apparent damage to the property
3.5.2	Property appears to be occupied

Multiple Loans to One Borrower: TPR firm reviewed common identifiers for all loans in the population and confirmed there were 23 obligors with multiple loans in the pool.

4.	Data Compare

Client will provide a data tape with the following data fields and Consultant will compare the field to the applicable source document and report any variance. Consultant and Client can mutually agree to change the listed fields on a review by review basis.

4.1 – Appraised Value

4.2 – CLTV

4.3 – DTI

4.4 – FICO

4.5 – Interest Only

4.6 – Interest Rate

4.7 – Loan Term

4.8 – Loan Purpose

4.9 – LTV

4.10 – Occupancy

4.11 – Original Balance

4.12 – Property Address

4.13 – Property City

4.14 – Property State

4.15 – Property Type

4.16 – Sales Price

4.17 – Second Mortgage Lien Amount

4.18 – Self-Employed

4.19 – Units

4.20 – Zip Code

4.21 – Loan Type

4.22 – QM Status

Exhibit B

Grading Criteria

1.	Fitch Grading Criteria

Grading shall be provided for each exception, each exception category and holistically for each loan. The methodology for the application of the RMBS grading as defined by Fitch in their current industry publications as updated from time to time.

2.	Moody’s Grading Criteria

Grading shall be provided for each exception, each exception category and holistically for each loan. The methodology for the application of the RMBS grading as defined by Moody’s in their current industry publications as updated from time to time.

3.	Kroll Grading Criteria

Grading shall be provided for each exception, each exception category and holistically for each loan. The methodology for the application of the RMBS grading as defined by Kroll in their current industry publications as updated from time to time.

4.	Standard & Poor’s Grading Criteria

Grading shall be provided for each exception, each exception category and holistically for each loan. The methodology for the application of the RMBS grading as defined by Standard & Poor’s in their current industry publications and updated from time to time.

5.	DBRS Grading Criteria

Grading shall be provided for each exception, each exception category and holistically for each loan. The methodology for the application of the RMBS grading as defined by DBRS in their current industry publications and updated from time to time.

6.	Opus Grading Criteria

Grading shall be provided for each exception, each exception category and holistically for each loan. The following grading is not intended for securitization reviews and Opus will not issue a Rating Agency Narrative, Reliance or Form ABS Due Diligence 15E if Client elects to utilize the following grading criteria. The methodology for the application of grading is defined by Opus and updated from time to time shall be determined as follows:

6.1	Opus Credit Grades
6.1.1	Opus Level 1 Credit Grade Definition

Loan was originated in accordance with the Underwriting Guidelines without exception.

6.1.2	Opus Level 2 Credit Grade Definition

Loan was originated in substantial compliance with the Underwriting Guidelines and there are sufficient compensating factors for any exceptions.

6.1.3	Opus Level 3 Credit Grade Definition

Loan was not originated in substantial compliance with the Underwriting Guidelines and there are insufficient compensating factors for the exceptions or is missing material documentation.

EXHIBIT C

REDACTED INFORMATION

•	borrower name
•	co-borrower name
•	SSNs
•	borrower age
•	any address, city, county, MSA, ZIP, phone numbers
•	account number, including originator and servicer loan number.
•	origination date, first payment date, closing document date, e-consent date, GFE date, HUD-1 date, loan estimate date, lock date, maturity date and note date
•	names of borrowers or any other individuals
•	company and entity names
•	financial institution names
•	job position titles and industry
•	any address
•	any location information (other than state), including city, county, MSA, ZIP and MLS number
•	account numbers of any type
•	insurance claim numbers
•	insurance policy numbers
•	foreclosure action dates and case number
•	bankruptcy action dates and case number
•	any reference that would allow the identification of the location of a property (eg. neighborhood, body of water, schools, major highway, legal description, plat information, year built, square footage, FEMA disaster)
•	Appraisals, AVM/BPO values and variances, LTV, desktop review values and variances, field review value/variances
•	bankruptcy action dates and case number

EXHIBIT D

SAMPLE FORM 15-E

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM ABS DUE DILIGENCE 15-E

CERTIFICATION OF PROVIDER OF THIRD-PARTY DUE DILIGENCE SERVICES FOR ASSET-BACKED SECURITIES

Pursuant 17 CFR 240.17g-10, this Form must be used by a person providing third-party due diligence services in connection with an asset-back security to comply with Section 15E(s)(4)(B) of the Securities Exchange Act of 1934 (15 U.S.C. 78o7(s)(4)(B)). Section 15E(s)(4)(B) of the Securities Exchange Act of 1934 requires a person providing the due diligence services to provide a written certification to any nationally recognized statistical rating organization that produces a credit rating to which such due diligence services relate.

Item 1 – Identity of the person providing third-party due diligence services

Wipro Opus Risk Solutions, LLC

300 Tri-State International-Ste 320

Lincolnshire, IL 60069

Item 2 – Identity of the person who paid the person to provide due diligence services

Issuer Name	Issuer Address
Name of Issuer	Address of Issuer

Underwriter Name	Underwriter Address
Name of UW	Address of UW

NRSRO Name	NRSRO Address
Name of NRSRO	Address of NRSRO

Item 3 – The manner and scope of the due diligence provided by the third party is intended to satisfy the published criteria for due diligence for each NRSRO listed in following table.

NRRSO	Date of published criteria

The scope of the review was limited to compliance, data integrity, servicing comments, and the payment string. The servicing comments and payment string review was from the period starting on DD/MM/YYYY and ending DD/MM/YYY.

Item 4 - Description of the due diligence services

Provide a description of the scope and manner of the due diligence services performed in connection with the review of assets that is sufficiently detailed to provide an understanding of the steps taken in performing the review. Include in the description: (1) the type of assets that were reviewed; (2) the sample size of the assets reviewed; (3) how the sample size was determined and, if applicable computed; (4) whether the accuracy of information or data about the assets provided, directly or indirectly, by the securitizer or originator of the assets was reviewed and, if so, how the review was conducted; (5) whether the organization of the assets conformity to stated underwriting or credit extension guidelines, standards, criteria or other requirements was reviewed and, if so, how the review as conducted; (6) whether the value of collateral securing such assets was reviewed and, if so, how the review was conducted; (7) whether the compliance of the originator of the assets with federal, state and local laws and regulations was reviewed and, if so, how the review was conducted; and (8) any other type of review that was part of the due diligence services conducted by the person executing this Form. This description should be attached to the Form and contain the heading “Item 4.” Provide this description regardless of whether the due diligence performed is intended to satisfy the criteria for due diligence published by a nationally recognized statistical rating organization.

Item 5 – Summary of findings and conclusions of review

Provide a summary of the findings and conclusion that resulted from the due diligence services that is sufficiently detailed to provide an understanding of the findings and conclusions that were conveyed to the person identified in item 2. This should be attached to the Form and contain the heading “Item 5”.

Certification

The undersigned has executed this Form ABS Due Diligence 15E on behalf of, and on the authority of, the person identified in item 1 of the Form. The undersigned, on behalf of the person, represents that the person identified in item 1 of the Form conducted a thorough review in performing the due diligence described in item 4 attached to this form and that the information and statements contained in this Form, including items 4 and 5, which are part of this Form are accurate in all significant respects.

Wipro Opus Risk Solutions, LLC:

By: ________________________________

Title: _______________________________

Date: ______________

Pool Details

Tape Discrepancies

Data Element	Count	Accuracy
Amortization Term	11	94.33%
Application Date	0	100.00%
Appraised Value	2	98.97%
Borrower First Name	0	100.00%
Borrower Last Name	0	100.00%
CLTV	0	100.00%
DTI	0	100.00%
FICO	21	89.18%
First Payment Date	0	100.00%
Interest Only	1	99.48%
Junior Lien Balance	0	100.00%
Loan Purpose	0	100.00%
Loan Term	0	100.00%
Loan Type	0	100.00%
LTV	0	100.00%
Maturity Date	0	100.00%
Note Date	0	100.00%
Number of Borrowers	0	100.00%
Occupancy	0	100.00%
Original Loan Amount	0	100.00%
Original P&I	0	100.00%
Original Payment	0	100.00%
Original Rate	1	99.48%
Property Address	55	71.65%
Property City	10	94.85%
Property County	0	100.00%
Property State	1	99.48%
Property Type	45	76.80%
Qualifying FICO	0	100.00%
Sales Price	56	71.13%
Second Mortgage Lien Amount	0	100.00%
Self Employed	0	100.00%
Units	0	100.00%
Zip Code	5	97.42%
Total Loans	194

Loan Grading Definitions

Credit

S&P	Moodys	Fitch	Kroll	DBRS	Definition
A	A	A	A	A	Loan conforms to all applicable guidelines, no conditions noted
B	B	B	B	B	Loan does not meet every applicable credit guideline. However, most of the loan characteristics are within the guidelines and there are documented and significant compensating factors
C	C	C	C	C	The loan does not meet every applicable credit guideline, and most of the loan characteristics are outside of guidelines; or there are weak or no compensating factors
D	D	D	D	D	The loan file is missing critical documentation required to perform the review

Compliance

S&P	Moodys	Kroll	DBRS	Definition
A	A	A	A	The loan was originated in compliance with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations
B	B	B	B	The loan was originated in compliance with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations; however, minor evidentiary issue(s) exist
C	C	C	C	The includes material violation(s) with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations
D	D	D	D	The loan file is missing critical documentation required to perform the review

Fitch	Definition
A	The loan was originated in compliance with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations
B	The loan is in compliance with all applicable laws and regulations and a benefit to the borrower is present and documented
C	The includes material violation(s) with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations
D	The loan file is missing critical documentation required to perform the review

Property Valuation

Moodys	Fitch	Kroll	DBRS	Definition
A	A	A	A	Value is within a 10% variance of third party product. Appraisal meets lender guidelines. Subject property is 100% complete. Property condition is average or better. Standard GSE form was utilized. Appraiser is licensed. Appraisal is complete.
B	B	B	B	Meets all terms for an A, but property requires cosmetic or minor repairs that do not effect value or habitability
C	C	C	C	Any of the following items: Origination value and third party valuation product value has a variance of 10% or greater, cannot validate value, property is incomplete, property condition is less than average, GSE form was not utilized, and/or the appraisal and/or does not meet guidelines
D	D	D	D	The loan file was missing the appraisal and/or other valuations products needed to complete the review

S&P	Definition
A	First Level Review Value is within a 10% variance to the original appraisal. Appraisal meets lender guidelines. Subject property is 100% complete. Property condition is average or better. Standard GSE form was utilized. Appraiser is licensed. Appraisal is complete.
B	First Level Review Value is greater than a 10% variance to the original appraisal, but the second level review value is within 10% variance of the original appraised value. In addition, property requires cosmetic or minor repairs that do not effect value or habitability
C	Any of the following items: Second Level Review Value is greater than a 10% variance to the original appraisal, cannot validate value, property is incomplete, property condition is less than average, GSE form was not utilized, and/or the appraisal and/or does not meet guidelines
D	The loan file was missing the appraisal and/or other valuations products needed to complete the review

Loan Review Findings

The following summarizes Consultant’s initial and final loan securitization and event grades assigned to the final reviewed loan pool and reported in the Agency Grading Report dated June 13, 2022.

Loans Reviewed (194 Loans)

CF059224	CF065224	CF065758	CF066740	CF067133
CF060119	CF065304	CF065760	CF066741	CF067134
CF061038	CF065311	CF065761	CF066743	CF067170
CF061039	CF065312	CF065762	CF066744	CF067171
CF061199	CF065317	CF065848	CF066745	CF067174
CF061204	CF065321	CF065849	CF066746	CF067178
CF061206	CF065323	CF065855	CF066747	CF067247
CF061207	CF065324	CF065879	CF066748	CF067248
CF061321	CF065326	CF065880	CF066749	CF067250
CF061528	CF065327	CF065971	CF066750	CF067251
CF061834	CF065330	CF065974	CF066751	CF067252
CF061835	CF065332	CF065975	CF066752	CF067253
CF061838	CF065333	CF065976	CF066753	CF067254
CF061839	CF065334	CF065980	CF066754	CF067327
CF061841	CF065335	CF065981	CF066756	CF067357
CF061842	CF065495	CF065982	CF066759	CF067358
CF061965	CF065496	CF065983	CF066762	CF067359
CF061968	CF065497	CF065985	CF066764	CF067361
CF061969	CF065498	CF065986	CF066785	CF067362
CF061970	CF065499	CF065989	CF066786	CF067363
CF061971	CF065550	CF066062	CF066788	CF067364
CF062075	CF065551	CF066064	CF066789	CF067365
CF062076	CF065553	CF066065	CF066790	CF067366
CF062077	CF065555	CF066066	CF066791	CF067367
CF062079	CF065556	CF066067	CF066793	CF067369
CF062080	CF065557	CF066068	CF066813	CF067485
CF062081	CF065569	CF066072	CF066869	CF067486
CF062082	CF065570	CF066140	CF066870	CF067487
CF062083	CF065571	CF066219	CF066986	CF067488
CF062084	CF065572	CF066316	CF066987	CF067489
CF062085	CF065573	CF066318	CF067121	CF067490
CF062086	CF065598	CF066319	CF067122	CF067493
CF062087	CF065599	CF066328	CF067123	CF067494
CF062088	CF065600	CF066528	CF067125	CF067495
CF062090	CF065601	CF066529	CF067127
CF062091	CF065602	CF066735	CF067128
CF062103	CF065603	CF066736	CF067129
CF064952	CF065753	CF066737	CF067130
CF064953	CF065754	CF066738	CF067131
CF065172	CF065757	CF066739	CF067132

If you have any questions, please contact Greer Allgood at Greer.Allgood@wipro.com